STOCKHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in accumulated other comprehensive income (loss), net of tax
Beginning Balance	$ 427.6	$ 386.5	$ 358.7
Other comprehensive (loss) income before reclassifications	11.9	(23.1)	(25.3)
Amounts reclassified from AOCL	11.1	22.1	5.9
Net other comprehensive income (loss) before income tax	23.0	(1.0)	(19.4)
Income tax benefit (expense)	0.6	0.0	(0.5)
Other comprehensive income (loss)	23.6	(1.0)	(19.9)
Ending Balance	447.8	427.6	386.5
Unrealized gains (losses) on Interest Rate Swaps
Changes in accumulated other comprehensive income (loss), net of tax
Beginning Balance	(4.8)	(1.2)	0.0
Other comprehensive (loss) income before reclassifications	(7.5)	(6.0)	(1.6)
Amounts reclassified from AOCL	5.1	1.1	0.0
Net other comprehensive income (loss) before income tax	(2.4)	(4.9)	(1.6)
Income tax benefit (expense)	0.5	1.3	0.4
Other comprehensive income (loss)	(1.9)	(3.6)	(1.2)
Ending Balance	(6.7)	(4.8)	(1.2)
Foreign Currency Translation Adjustment
Changes in accumulated other comprehensive income (loss), net of tax
Beginning Balance	(15.6)	(18.8)	(5.6)
Other comprehensive (loss) income before reclassifications	7.7	3.2	(13.2)
Amounts reclassified from AOCL	0.0	0.0	0.0
Net other comprehensive income (loss) before income tax	7.7	3.2	(13.2)
Income tax benefit (expense)	0.0	0.0	0.0
Other comprehensive income (loss)	7.7	3.2	(13.2)
Ending Balance	(7.9)	(15.6)	(18.8)
Foreign Currency Translation Adjustment on Long-term Intercompany Notes
Changes in accumulated other comprehensive income (loss), net of tax
Beginning Balance	(13.0)	(8.1)	0.0
Other comprehensive (loss) income before reclassifications	18.0	(4.9)	(8.1)
Amounts reclassified from AOCL	0.0	0.0	0.0
Net other comprehensive income (loss) before income tax	18.0	(4.9)	(8.1)
Income tax benefit (expense)	0.0	0.0	0.0
Other comprehensive income (loss)	18.0	(4.9)	(8.1)
Ending Balance	5.0	(13.0)	(8.1)
Pension and Other Post-Employment Liability Adjustment
Changes in accumulated other comprehensive income (loss), net of tax
Beginning Balance	(36.0)	(40.3)	(38.2)
Other comprehensive (loss) income before reclassifications	(6.3)	(15.4)	(2.4)
Amounts reclassified from AOCL	6.0	21.0	5.9
Net other comprehensive income (loss) before income tax	(0.3)	5.6	3.5
Income tax benefit (expense)	0.1	(1.3)	(0.9)
Other comprehensive income (loss)	(0.2)	4.3	2.6
Adoption of ASU 2018-02			(4.7)
Ending Balance	(36.2)	(36.0)	(40.3)
Total
Changes in accumulated other comprehensive income (loss), net of tax
Beginning Balance	(69.4)	(68.4)	(43.8)
Adoption of ASU 2018-02			(4.7)
Ending Balance	$ (45.8)	$ (69.4)	$ (68.4)